Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of Finance Lease

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Finance lease
Computer equipment	118,997	118,997	17,253
Accumulated depreciation	(23,215)	(46,127)	(6,688)
Computer equipment, net	95,782	72,870	10,565
Finance lease liabilities, current portion	42,853	30,862	4,475
Finance lease liabilities	43,058	16,507	2,393
Total finance lease liabilities	85,911	47,369	6,868

Summary of Components of Lease Costs

The components of lease costs were as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating lease costs(i)	173,815	202,862	155,408	22,532
Finance lease costs
Amortization of finance lease assets	25,010	12,856	22,912	3,322
Interest on lease liabilities	4,251	1,866	3,463	502
Total finance lease costs	29,261	14,722	26,375	3,824

(i)
Excludes short-term lease contract costs of RMB451 million, RMB328 million and RMB310 million (US$45 million) for the years ended December 31, 2020, 2021 and 2022, respectively.

Summary of Cash Paid for Amounts Included in Measurement of Lease Liabilities

Cash paid for amounts included in the measurement of lease liabilities:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating cash payments for operating leases	208,493	190,407	129,803	18,820
Operating cash payments for finance leases	662	1,004	3,872	561
Financing cash payments for finance leases	9,020	14,473	38,132	5,529

Schedule of Lease Assets Obtained in Exchange for Lease Obligation	Lease assets obtained in exchange for lease obligations:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating leases	359,168	36,515	6,868	996
Finance leases	15,208	75,693	—	—

Summary of Future Lease Payments under Lease Liabilities

Future lease payments under lease liabilities as of December 31, 2022 were as follows:

	Operating leases		Finance leases
	RMB	US$	RMB	US$
Year ending December 31,
2023	102,756	14,898	31,533	4,572
2024	79,602	11,541	27,954	4,053
2025	74,799	10,845	—	—
2026	70,441	10,213	—	—
2027	69,881	10,132	—	—
Thereafter	385,191	55,848	—	—
Total future lease payments	782,670	113,477	59,487	8,625
Less: Imputed interest	(170,582)	(24,732)	(12,118)	(1,757)
Total lease liability balance	612,088	88,745	47,369	6,868